Transactions with related parties - Summary of Transactions were Carried Out with Related Parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	R$ 11	R$ 159	R$ 89
Purchases of goods, related party transactions	(2,642)	(3,207)	(1,800)
Associates (legal and administration services)
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	11	153	86
Entity controlled management personnel
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	6	3
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	(2,642)	(3,207)	R$ (1,800)
Associate (transaction services) | Officers and Directors
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ (108)	R$ (253)